CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net (loss) income	$ (37,831)	$ 22,585	$ (1,102)
Other comprehensive (loss) income, net of tax of nil:
Foreign currency translation	(1,033)	(3,367)	(755)
Total comprehensive (loss) income	(38,864)	19,218	(1,857)
Less: comprehensive income attributable to non-controlling interest	33	0	0
Comprehensive (loss)/income attributable to Mynd.ai Inc.	$ (38,897)	$ 19,218	$ (1,857)